Segment Information Level 4 (Details) - Depreciation by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 137	$ 144	$ 148
EPCD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	96	101	105
FPD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	35	36	37
Corporate and Other [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 6	$ 7	$ 6